Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Management fee income	$ 1,861	$ 456
Oceanbulk Maritime S.A. (d)
Related Party Transaction [Line Items]
Commission on sale of vessel	0	(90)
Management fee income	93	0
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	(286)	(246)
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	(71)	(51)
Combine Marine Ltd (c)
Related Party Transaction [Line Items]
Office rent	(21)	(20)
Interchart Shipping Inc. (a)
Related Party Transaction [Line Items]
Voyage expenses	(385)	(397)
Managed Vessels of Oceanbulk Shipping LLC (e)
Related Party Transaction [Line Items]
Management fee income	1,299	272
Product Shipping & Trading S.A. (f)
Related Party Transaction [Line Items]
Management fee income	$ 62	$ 40